Fair Value - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) $ in Thousands	12 Months Ended
Oct. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 0
Issuance of warrants	3,765
Change in fair value of warrant liability	1,548
Settlement of warrants	(5,313)
Ending balance	$ 0